Restructuring charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 92,123	$ 45,390	$ 31,143
Severance costs	74,500	34,100	2,700
Other restructuring costs	17,600	11,300	28,400
Impairment of operating right-of-use assets and related property, plant and equipment	15,731	8,686	28,767
Restructuring reserve	31,474	6,999	6,022
Workforce reduction and onerous contract cost
Restructuring Cost and Reserve [Line Items]
Impairment of operating right-of-use assets and related property, plant and equipment	15,700	8,700	28,400
Onerous contract provision	1,900	2,600	$ 0
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	27,700	4,000
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	3,800	3,000
Restructuring reserve, current	1,400	1,000
Restructuring reserve, noncurrent	$ 2,400	$ 2,000